RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2019
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER

During the year ended December 31, 2019, we incurred $139 million (2018 - $210 million) in restructuring, acquisition and other expenses. These expenses in 2019 and 2018 primarily consisted of severance costs associated with the targeted restructuring of our employee base and other contract termination costs.

In 2018, these costs also included certain sports-related contract termination costs.